Summary of Significant Accounting Policies (Details) - Property and equipment useful lives	12 Months Ended
Dec. 31, 2014
Toolsand Molds [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Equipment [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Equipment [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Property and equipment useful lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years